                            SUPPLEMENT TO PROSPECTUS
              FOR THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                    DATED MAY 1, 2003, AS AMENDED MAY 5, 2003

The supplement dated August 18, 2003 is amended and restated as follows:

THE FOLLOWING SECTION OF THE PROSPECTUS WILL BE EFFECTIVE ON DECEMBER 8, 2003.

OPTIONAL BENEFITS

OPTIONAL GUARANTEED PRINCIPAL PLUS RIDER

         The optional Guaranteed Principal Plus rider ("GPP") provides a guaranteed minimum withdrawal benefit prior to the Maturity Date. GPP may not be available through all distribution partners. You may elect GPP at the time the contract is issued, provided:

     a)  GPP is available for sale in the state where the contract is sold;

     b)  you have not selected the ABP rider or a GRIB rider;

     c) your entire contract value is invested in accordance with the investment options available with Principal Plus;

     d)  your contract is not issued as a Tax Sheltered Annuity, described in
         Section 403(b) of the Code; and

     e)  the oldest owner has not yet attained age 81 (for Qualified contracts only).

         We reserve the right to accept or refuse to issue GPP at our sole discretion. Once GPP is elected, its effective date will be the Contract Date and it is irrevocable. If you elect GPP, there is an additional annual fee of 0.30% (see "GPP Fee" below).

THE ADDITION OF GPP TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT. FURTHERMORE, GPP CONTAINS AGE CAPS AND LIMITATIONS THAT LIMIT A CONTRACT OWNER'S RIGHTS AND BENEFITS AT CERTAIN AGES AND VALUES. THESE CAPS AND LIMITATIONS SHOULD BE CONSIDERED WHEN DETERMINING THE SUITABILITY OF GPP, ESPECIALLY AT OLDER AGES.

Prior to discussing how GPP works, it is important for you to understand the following definitions:

      Guaranteed Withdrawal    - The total amount available for future periodic
            Balance              withdrawals under GPP
             "GWB"             - The initial GWB is equal to your initial
                                 payment(s).

      Guaranteed Withdrawal    - The amount guaranteed to be available each
            Amount               contract year for withdrawal under GPP until
            "GWA"                the GWB is depleted.
                               - The initial GWA is equal to 5% of the initial
                                 GWB.

         GPP guarantees that each Contract Year you may take withdrawals up to an amount equal to the GWA until your GWB is depleted, even if your contract value reduces to zero. Please note the following features of GPP:

     - If you choose not to withdraw the full GWA available in any Contract Year, the remaining GWA cannot be carried forward to the next Contract Year.

     - If you choose not to withdraw at all during certain Contract Years, the GWB will increase by a Bonus. (See "Calculation of GWB - Bonus.")

     - If you choose to withdraw more than the GWA in any Contract Year, the GWB will be automatically reset, thereby possibly reducing the guaranteed minimum withdrawal benefit provided under GPP to an amount less than the sum of all purchase payments. (See "Calculation of GWB - Effect of Withdrawals.")

     - If you choose to make withdrawals up to the Life Expectancy Amount, as defined under GPP, the GWB will not be automatically reset even if such distributions exceed the GWA for the Contract Year. (See "Life Expectancy Distributions.")

     - If your contract value exceeds your GWB on certain dates, you may elect to increase or "Step-Up" your GWB to equal your contract value on such dates. (See "Calculation of GWB - Step-Up.")

         For purposes of this discussion of GPP, "withdrawal" refers to the amount withdrawn, including any applicable withdrawal charges.

         Withdrawals under GPP will reduce the contract value by the amount withdrawn and will be subject to the same conditions, limitations, and restrictions as withdrawals otherwise made under the contract. Withdrawals under GPP will reduce the death benefit like any other withdrawal. (See Death Benefit During the Accumulation Period.) If total withdrawals during a Contract Year are less than or equal to the GWA (or the Life Expectancy Amount, if applicable), then Withdrawal Charges applicable to such withdrawals will be waived. If a withdrawal causes total withdrawals during a Contract Year to exceed the GWA (or the Life Expectancy Amount, if applicable) or if total withdrawals during a Contract Year have already exceeded such amount, then Withdrawal Charges applicable to such withdrawal will apply.

         SINCE THE BENEFIT OF GPP IS ACCESSED THROUGH WITHDRAWALS, THE PURCHASE OF GPP MAY NOT BE APPROPRIATE FOR OWNERS WHOSE PRIMARY OBJECTIVE IS TO TAKE MAXIMUM ADVANTAGE OF THE TAX DEFERRAL ASPECT OF THE CONTRACT. PRIOR TO ELECTING GPP, PLEASE CONSULT WITH YOUR TAX AND FINANCIAL ADVISORS ON THIS MATTER, AS WELL AS OTHER TAX MATTERS ASSOCIATED WITH GPP.

Additional Purchase Payments

         On or after the first Contract Anniversary, no additional purchase payments will be accepted without our prior approval that either:

         (a)      exceed $100,000 or

         (b) cause the total of all additional purchase payments received since the first Contract Anniversary to exceed $100,000.

         For Qualified Contracts, in addition to the above restrictions on purchase payments, no additional purchase payments will be accepted after the owner's (or joint owner's) attained age 81. If your contract is to be issued as an IRA and you intend to add GPP to your contract, you should note that, under tax law, no contribution, except rollover contributions, may be made to your IRA for the year that you attain age 70 1/2 and subsequent years. If these rules apply to you, please consult with your tax advisor prior to electing GPP. FOR ALL CONTRACTS, NOTWITHSTANDING THE ABOVE, WE RESERVE THE RIGHT TO REFUSE TO ACCEPT ADDITIONAL PURCHASE PAYMENTS AT ANY TIME AFTER THE FIRST CONTRACT ANNIVERSARY.

Calculation of GWB

         As stated above, the initial GWB equals the amount of your initial purchase payment(s) to the contract. Each time an additional purchase payment is received, the GWB will increase by the amount of that additional purchase payment. As described below, the GWB will also increase as a result of a Bonus or a Step-Up and will decrease as a result of a withdrawal. In no event will the GWB exceed $5,000,000. The GWB cannot be withdrawn in a lump sum.

         Bonus. During the first 5 Contract Years ("Bonus Period"), if no withdrawals are taken during a particular Contract Year, then the GWB will increase on the following Contract Anniversary by an amount equal to 5% of total purchase payments to the contract. If however, the GWB was previously Stepped-Up (see "Step-Up" below) and/or reset (see "Effect of Withdrawals" below) then the GWB will increase on the following Contract Anniversary by an amount equal to 5% of the GWB immediately after the latest Step-Up or reset, increased by any purchase payments received since such latest Step-Up or reset. The effects of a Bonus on the GWA are described below in "Calculation of GWA - Bonus."

         Step-Up. The Step-Up Dates are every 3rd (e.g. 3rd, 6th, 9th ...etc.) Contract Anniversary after the Contract Date, up to and including the 30th Contract Anniversary. Within 30 days following each Step-Up Date, you may elect to increase ("Step-Up") the GWB if the contract value on the Step-Up Date is greater than the GWB on that date. If you elect to Step-Up, the GWB will Step-Up to an amount equal to the contract value on that Step-Up Date. If you do not elect to Step-Up, you will be able to Step-Up the GWB on the next available Step-Up Date. If you elect to Step-Up, the GPP fee will be based on the Stepped-Up value and we reserve the right to increase the GPP fee. (See "GPP Fee.") The effects of a Step-Up on the GWA are described below in the "Calculation of GWA - Step-Up."

         Effect of Withdrawals. If total withdrawals during a Contract Year are less than or equal to the GWA, then the GWB will decrease by the amount of the withdrawals. The effect of a withdrawal less than or equal to the GWA that reduces the contract value to zero is described in "Settlement Phase."

         If a withdrawal causes total withdrawals during a Contract Year to exceed the GWA (or if total withdrawals during a Contract Year have already exceeded the GWA), then the GWB will be automatically reset to equal the lesser of:

     (a) the contract value immediately after the withdrawal; or

     (b) the GWB immediately prior to the withdrawal minus the amount of the withdrawal.

         The effect of a withdrawal greater than the GWA that reduces the contract value to zero is described in "Rider Fee" and "Termination." The effects of a withdrawal on the GWA are described below in the "Calculation of GWA - Effect of Withdrawals."

         Notwithstanding the reset discussion above, a reset of the GWB will not result when Life Expectancy Distributions, as defined under GPP are taken even if such Life Expectancy Distributions exceed the GWA for the Contract Year. (See "Life Expectancy Distributions.")

Calculation of GWA

         As stated above, the initial GWA is equal to 5% of the initial GWB. Each time an additional purchase payment is received, the GWA will equal the greater of:

         (a)      the GWA immediately prior to the purchase payment; or

         (b)      the lesser of:

                  (i)      5% of the GWB immediately after the purchase payment;
                           or

                  (ii) the GWA immediately prior to the purchase payment plus an amount equal to 5% of the purchase payment.

As described below, the GWA may also increase as a result of a Step-Up of the GWB and may decrease as a result of a withdrawal.

         Bonus. Upon the GWB being increased by a Bonus, the GWA will equal the greater of:

         (a)      the GWA immediately prior to the Bonus; or

         (b)      5% of the GWB immediately after the Bonus.

         Step-Up. Upon a Step-Up of the GWB, the GWA will equal the greater of:

         (a)      the GWA immediately prior to the Step-Up of the GWB; or

         (b)      5% of the GWB immediately after the Step-Up of the GWB.

         Effect of Withdrawals. If total withdrawals during a Contract Year are less than or equal to the GWA, then the GWA does not change as a result of the withdrawal. If a withdrawal causes total withdrawals during a Contract Year to exceed the GWA (or if total withdrawals during a Contract Year have already exceeded the GWA), then the GWA will be automatically reset to equal the lesser of:

         (a)      the GWA immediately prior to the withdrawal; or

         (b)      5% of the greater of:

                  (i)      the contract value immediately after the withdrawal;
                           or

                  (ii)     the GWB immediately after the withdrawal.

         Notwithstanding the reset discussion above, a reset of the GWA will not result when Life Expectancy Distributions, as defined under GPP are taken even if such Life Expectancy Distributions exceed the GWA for the Contract Year. (See "Life Expectancy Distributions.")

Life Expectancy Distributions

         As discussed above, a reset of the GWB and the GWA will not result when Life Expectancy Distributions, as defined under GPP, are taken even if such Life Expectancy Distributions exceed the GWA for the Contract Year. Life Expectancy Distributions must be requested in writing, in a form acceptable to us. For purposes of GPP, Life Expectancy Distributions are distributions within a calendar year that:

         (a) are part of a series of substantially equal periodic payments over the Owner's Life Expectancy (or, if applicable, the joint Life Expectancy of the owner and the owner's spouse) (hereinafter collectively referred to as the owner's Life Expectancy); and

         (b) are paid to the owner:

             (i) pursuant to Internal Revenue Code ("Code") Section 72(q)(2)(D) or Section 72(t)(2)(A)(iv) upon the request of the owner (hereinafter referred to as "Pre-59 1/2 Distributions"); or

             (ii) pursuant to Code Section 72(s)(2) upon the request of the owner (hereinafter referred to as "Non-Qualified Death Benefit Stretch Distributions"); or

             (iii)  as required or contemplated by Code Section 401(a)(9),
                    Section 403(b)(10), Section 408(b)(3), or Section 408A(c), as the case may be (hereinafter referred to as "Qualified Death Benefit Stretch Distributions" and "Required Minimum Distributions"); and

         (c) do not exceed the Company's Life Expectancy Amount, as defined herein, for the applicable year.

         For purposes of this "Life Expectancy Distributions" provision, references to owner also include the Beneficiary, as applicable.

The Company's Life Expectancy Amount for each year is equal to the greater of:

     (a) the contract value as of the applicable date divided by the owner's Life Expectancy as described below; or

     (b) the GWB as of the applicable date divided by the owner's Life Expectancy as described below.

         For purposes of these Life Expectancy Amount calculations, the owner's Life Expectancy will be determined using the applicable mortality tables (Uniform Table, if allowable) approved by the Internal Revenue Service for such specific purpose under the latest guidance or regulations, as of September 30, 2003, issued under the relevant section of the Code referred to above.

         For purposes of these Life Expectancy Amount calculations, the owner's Life Expectancy will be determined by the Company as of the following dates:

     (a) the owner's birthday that occurs during the calendar year in which the Life Expectancy Distribution applies (for Pre 59 1/2 Distributions and Required Minimum Distributions); or

     (b) the owner's birthday that occurs during the calendar year in which the owner's Life Expectancy Distributions first commenced (or, when required by regulations, the calendar year after the calendar year of the original owner's death) reduced by the number of years that the Life Expectancy Distributions have already occurred (for Qualified Death Benefit Stretch Distributions and Non-Qualified Death Benefit Stretch Distributions.)

WE RESERVE THE RIGHT TO MAKE ANY CHANGES NECESSARY TO COMPLY WITH THE CODE AND TREASURY REGULATIONS.

THE LIFE EXPECTANCY AMOUNT CALCULATION PROVIDED UNDER GPP IS BASED ON THE COMPANY'S UNDERSTANDING AND INTERPRETATION OF THE REQUIREMENTS UNDER TAX LAW AS OF SEPTEMBER 30, 2003 APPLICABLE TO PRE-59 1/2 DISTRIBUTIONS, REQUIRED MINIMUM DISTRIBUTIONS, NON-QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS AND QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS. IN THE FUTURE, THE REQUIREMENTS UNDER TAX LAW FOR SUCH DISTRIBUTIONS MAY CHANGE AND THE LIFE EXPECTANCY AMOUNT CALCULATION PROVIDED UNDER GPP MAY NOT BE SUFFICIENT TO SATISFY THE REQUIREMENTS UNDER TAX LAW FOR THESE TYPES OF DISTRIBUTIONS. IN SUCH A SITUATION, AMOUNTS WITHDRAWN TO SATISFY SUCH DISTRIBUTION REQUIREMENTS WILL EXCEED THE LIFE EXPECTANCY AMOUNT AND MAY RESULT IN A RESET OF THE GWB AND THE GWA. PLEASE DISCUSS THESE MATTERS WITH YOUR TAX ADVISOR PRIOR TO ELECTING GPP.

Settlement Phase

         If a withdrawal (a) does not cause total withdrawals during that Contract Year to exceed the GWA and (b) reduces the contract value to zero, but the GWB immediately after the withdrawal is still greater than zero, then GPP will enter its settlement phase. The contract will continue but all other rights and benefits under the contract, including death benefits, will terminate and additional purchase payments will not be accepted. The GPP fee will not be deducted during GPP's settlement phase.

         During GPP's settlement phase, each Contract Year until the GWB is depleted, settlement payments that total an amount no greater than the GWA, or Life Expectancy Distributions if applicable, will automatically be paid to you. (See "Life Expectancy Distributions.") If however, the GWA or the Life Expectancy Distribution, if applicable, exceeds the GWB, then the settlement payment for that Contract Year will be limited to the GWB. The settlement payments will be paid no less frequently than annually. If any owner dies during GPP's settlement phase, remaining settlement payments will be paid to the Beneficiary and are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the contract described in the "ACCUMULATION PERIOD PROVISIONS - Payment of Death Benefit" provision of this Prospectus.

         This provision is also applicable if the Beneficiary does not take the death benefit as a lump sum under the terms of the contract and GPP continues (as described in "Effect of Payment of Death Benefit") and death benefit distributions deplete the death benefit to zero. When this occurs, settlement payments made in GPP's settlement phase are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the contract described in the "ACCUMULATION PERIOD PROVISIONS - Payment of Death Benefit" provision of this Prospectus.

Effect of Payment of Death Benefit

         If you die prior to the Maturity Date and before the GWB is depleted, and if the Beneficiary does not take the death benefit as a lump sum under the terms of the contract, GPP will continue. If GPP continues, the GPP fee will continue. (See "GPP Fee.") In this scenario, the Beneficiary does not have the option to terminate GPP. If GPP continues, within 30 days following the date the death benefit was determined under the contract, the Beneficiary has the option to elect to Step-Up the GWB if the death benefit on the date the death benefit was determined was greater than the GWB on that date. (See "Calculation of GWB - Step-Up.")

         If the Beneficiary is the deceased owner's spouse, such Beneficiary is eligible for any remaining Bonuses and any Step-Ups. However, any such remaining Bonuses will be calculated and applied on future anniversaries of the date the death benefit was determined instead of the original Contract Anniversary dates. Remaining eligible Step-Up Dates will also be measured beginning from the date the death benefit was determined but the latest Step-Up date will be no later than the 30th Contract Anniversary after the Contract Date. When withdrawals deplete the contract value to zero, if the GWB is still greater than zero, then GPP enters its settlement phase. (See "Settlement Phase.")

         If the Beneficiary is not the deceased owner's spouse, such Beneficiary is not eligible for any remaining Bonuses and Step-Ups. When death benefit distributions deplete the death benefit to zero, if the GWB is still greater than zero, then GPP enters its settlement phase. (See "Settlement Phase.")

Investment Options

         If you elect GPP during the entire period GPP is in effect, you must invest 100% of your contract value in a manner consistent with any one of the Model Allocations currently available with GPP (see "Model Allocations Available with GPP" below).

         You must allocate your entire contract value to one of the Model Allocations currently available with GPP and you must rebalance your entire contract value to your selected Model Allocation on a quarterly basis. In addition, you may not transfer monies between investment options other than to transfer 100% of your contract value to another Model Allocation. You may use our Dollar Cost Averaging ("DCA") program from the DCA fixed account investment option in connection with your selected Model Allocation.

         Withdrawals will be taken in accordance with our default procedures; you may not specify the investment option from which a withdrawal is to be made. (See "ACCUMULATION PERIOD PROVISIONS - Withdrawals.") Subsequent purchase payments will be allocated in accordance with your instructions, subject to the restrictions described herein.

         YOU SHOULD CONSULT WITH YOUR FINANCIAL ADVISOR TO ASSIST YOU IN DETERMINING WHICH MODEL ALLOCATION AVAILABLE WITH GPP IS BEST SUITED FOR YOUR FINANCIAL NEEDS AND RISK TOLERANCE.

Model Allocations Available with GPP. The following four Model Allocations are currently available with GPP:

                                          PERCENTAGE ALLOCATION
                                                 OF EACH
                                          PORTFOLIO WITHIN THE
        MODEL ALLOCATION NAME               MODEL ALLOCATION                        PORTFOLIO NAME
---------------------------------------------------------------------------------------------------------------
SCUDDER CONSERVATIVE INCOME STRATEGY             64.00%                     Scudder Fixed Income
---------------------------------------------------------------------------------------------------------------
                                                  5.00%                     Scudder High Income
---------------------------------------------------------------------------------------------------------------
                                                  5.00%                     Scudder Strategic Income
---------------------------------------------------------------------------------------------------------------
                                                  3.00%                     Scudder International
---------------------------------------------------------------------------------------------------------------
                                                  3.00%                     SVS Eagle Focused Large Cap Growth
---------------------------------------------------------------------------------------------------------------
                                                  3.00%                     SVS Janus Growth And Income
---------------------------------------------------------------------------------------------------------------
                                                  3.00%                     SVS MFS Strategic Value
---------------------------------------------------------------------------------------------------------------
                                                  2.00%                     Scudder Blue Chip
---------------------------------------------------------------------------------------------------------------
                                                  2.00%                     Scudder Growth And Income
---------------------------------------------------------------------------------------------------------------
                                                  2.00%                     Scudder Real Estate Securities
---------------------------------------------------------------------------------------------------------------
                                                  1.00%                     Scudder Contrarian Value
---------------------------------------------------------------------------------------------------------------
                                                  1.00%                     Scudder Global Discovery
---------------------------------------------------------------------------------------------------------------
                                                  1.00%                     Scudder Growth
---------------------------------------------------------------------------------------------------------------
                                                  1.00%                     Scudder International Select Equity
---------------------------------------------------------------------------------------------------------------
                                                  1.00%                     Scudder Small Cap Growth
---------------------------------------------------------------------------------------------------------------
                                                  1.00%                     SVS Davis Venture Value
---------------------------------------------------------------------------------------------------------------
                                                  1.00%                     SVS Dreman High Return Equity
---------------------------------------------------------------------------------------------------------------
                                                  1.00%                     SVS Dreman Small Cap Value
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
SCUDDER GROWTH STRATEGY                          14.00%                     Scudder International
---------------------------------------------------------------------------------------------------------------
                                                 13.00%                     SVS MFS Strategic Value
---------------------------------------------------------------------------------------------------------------
                                                 11.00%                     Scudder Fixed Income
---------------------------------------------------------------------------------------------------------------
                                                 10.00%                     SVS Eagle Focused Large Cap Growth
---------------------------------------------------------------------------------------------------------------
                                                  8.00%                     SVS Davis Venture Value
---------------------------------------------------------------------------------------------------------------
                                                  6.00%                     Scudder Growth And Income
---------------------------------------------------------------------------------------------------------------
                                                  5.00%                     Scudder Blue Chip
---------------------------------------------------------------------------------------------------------------

                                          PERCENTAGE ALLOCATION
                                                 OF EACH
                                          PORTFOLIO WITHIN THE
        MODEL ALLOCATION NAME               MODEL ALLOCATION                         PORTFOLIO NAME
---------------------------------------------------------------------------------------------------------------
                                                  5.00%                     SVS Janus Growth And Income
---------------------------------------------------------------------------------------------------------------
                                                  4.00%                     Scudder Growth
---------------------------------------------------------------------------------------------------------------
SCUDDER GROWTH STRATEGY                           4.00%                     Scudder Real Estate Securities
---------------------------------------------------------------------------------------------------------------
                                                  3.00%                     Scudder Contrarian Value
---------------------------------------------------------------------------------------------------------------
                                                  3.00%                     SVS Dreman High Return Equity
---------------------------------------------------------------------------------------------------------------
                                                  3.00%                     SVS Dreman Small Cap Value
---------------------------------------------------------------------------------------------------------------
                                                  3.00%                     SVS Oak Strategic Equity
---------------------------------------------------------------------------------------------------------------
                                                  2.00%                     Scudder Global Discovery
---------------------------------------------------------------------------------------------------------------
                                                  2.00%                     Scudder International Select Equity
---------------------------------------------------------------------------------------------------------------
                                                  2.00%                     Scudder Small Cap Growth
---------------------------------------------------------------------------------------------------------------
                                                  1.00%                     Scudder High Income
---------------------------------------------------------------------------------------------------------------
                                                  1.00%                     Scudder Strategic Income
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
SCUDDER GROWTH & INCOME STRATEGY                 32.00%                     Scudder Fixed Income
---------------------------------------------------------------------------------------------------------------
                                                  9.00%                     Scudder International
---------------------------------------------------------------------------------------------------------------
                                                  9.00%                     SVS MFS Strategic Value
---------------------------------------------------------------------------------------------------------------
                                                  7.00%                     SVS Eagle Focused Large Cap Growth
---------------------------------------------------------------------------------------------------------------
                                                  4.00%                     Scudder Blue Chip
---------------------------------------------------------------------------------------------------------------
                                                  4.00%                     Scudder Growth And Income
---------------------------------------------------------------------------------------------------------------
                                                  4.00%                     SVS Davis Venture Value
---------------------------------------------------------------------------------------------------------------
                                                  4.00%                     SVS Janus Growth And Income
---------------------------------------------------------------------------------------------------------------
                                                  3.00%                     Scudder Contrarian Value
---------------------------------------------------------------------------------------------------------------
                                                  3.00%                     Scudder Growth
---------------------------------------------------------------------------------------------------------------
                                                  3.00%                     Scudder High Income
---------------------------------------------------------------------------------------------------------------
                                                  3.00%                     Scudder Real Estate Securities
---------------------------------------------------------------------------------------------------------------
                                                  3.00%                     SVS Oak Strategic Equity
---------------------------------------------------------------------------------------------------------------
                                                  2.00%                     Scudder Global Discovery
---------------------------------------------------------------------------------------------------------------
                                                  2.00%                     Scudder International Select Equity
---------------------------------------------------------------------------------------------------------------
                                                  2.00%                     Scudder Small Cap Growth
---------------------------------------------------------------------------------------------------------------
                                                  2.00%                     Scudder Strategic Income
---------------------------------------------------------------------------------------------------------------
                                                  2.00%                     SVS Dreman High Return Equity
---------------------------------------------------------------------------------------------------------------
                                                  2.00%                     SVS Dreman Small Cap Value
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
SCUDDER INCOME & GROWTH STRATEGY                 46.00%                     Scudder Fixed Income
---------------------------------------------------------------------------------------------------------------
                                                  7.00%                     SVS MFS Strategic Value
---------------------------------------------------------------------------------------------------------------
                                                  6.00%                     Scudder International
---------------------------------------------------------------------------------------------------------------
                                                  6.00%                     SVS Eagle Focused Large Cap Growth
---------------------------------------------------------------------------------------------------------------
                                                  4.00%                     Scudder High Income
---------------------------------------------------------------------------------------------------------------
                                                  4.00%                     SVS Janus Growth And Income
---------------------------------------------------------------------------------------------------------------
                                                  3.00%                     Scudder Blue Chip
---------------------------------------------------------------------------------------------------------------
                                                  3.00%                     Scudder Growth And Income
---------------------------------------------------------------------------------------------------------------
                                                  3.00%                     Scudder Strategic Income
---------------------------------------------------------------------------------------------------------------
                                                  3.00%                     SVS Davis Venture Value
---------------------------------------------------------------------------------------------------------------
                                                  2.00%                     Scudder Contrarian Value
---------------------------------------------------------------------------------------------------------------
                                                  2.00%                     Scudder Global Discovery
---------------------------------------------------------------------------------------------------------------
                                                  2.00%                     Scudder Growth
---------------------------------------------------------------------------------------------------------------
                                                  2.00%                     Scudder International Select Equity
---------------------------------------------------------------------------------------------------------------
                                                  2.00%                     Scudder Real Estate Securities
---------------------------------------------------------------------------------------------------------------
                                                  2.00%                     SVS Dreman High Return Equity
---------------------------------------------------------------------------------------------------------------
                                                  2.00%                     SVS Dreman Small Cap Value
---------------------------------------------------------------------------------------------------------------
                                                  1.00%                     Scudder Small Cap Growth
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
GROWTH FOCUS                                     40.00%                     Scudder Fixed Income
---------------------------------------------------------------------------------------------------------------
                                                 15.00%                     Scudder Capital Growth
---------------------------------------------------------------------------------------------------------------
                                                 15.00%                     SVS Eagle Focused Large Cap Growth
---------------------------------------------------------------------------------------------------------------
                                                 15.00%                     SVS Janus Growth And Income
---------------------------------------------------------------------------------------------------------------

                                          PERCENTAGE ALLOCATION
                                                 OF EACH
                                          PORTFOLIO WITHIN THE
        MODEL ALLOCATION NAME               MODEL ALLOCATION                        PORTFOLIO NAME
---------------------------------------------------------------------------------------------------------------
                                                 15.00%                     SVS Oak Strategic Equity
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
SECTOR FOCUS                                     40.00%                     Scudder Fixed Income
---------------------------------------------------------------------------------------------------------------
                                                 15.00%                     Scudder Health Sciences
---------------------------------------------------------------------------------------------------------------
                                                 15.00%                     Scudder Real Estate Securities
---------------------------------------------------------------------------------------------------------------
                                                 15.00%                     Scudder Technology Growth
---------------------------------------------------------------------------------------------------------------
                                                 15.00%                     SVS Dreman Financial Services
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
US ALL-CAPITALIZATION                            40.00%                     Scudder Fixed Income
---------------------------------------------------------------------------------------------------------------
                                                 15.00%                     Scudder Capital Growth
---------------------------------------------------------------------------------------------------------------
                                                 15.00%                     Scudder Small Cap Growth
---------------------------------------------------------------------------------------------------------------
                                                 15.00%                     SVS MFS Strategic Value
---------------------------------------------------------------------------------------------------------------
                                                 15.00%                     SVS Turner Mid Cap Growth
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
VALUE FOCUS                                      40.00%                     Scudder Fixed Income
---------------------------------------------------------------------------------------------------------------
                                                 15.00%                     Scudder Contrarian Value
---------------------------------------------------------------------------------------------------------------
                                                 15.00%                     SVS Davis Venture Value
---------------------------------------------------------------------------------------------------------------
                                                 15.00%                     SVS Dreman High Return Equity
---------------------------------------------------------------------------------------------------------------
                                                 15.00%                     SVS MFS Strategic Value
---------------------------------------------------------------------------------------------------------------

         IF YOU SELECT ONE OF THE MODEL ALLOCATIONS AVAILABLE WITH GPP THERE IS NO ASSURANCE THAT YOUR CONTRACT VALUE WILL NOT LOSE MONEY OR THAT INVESTMENT RESULTS WILL NOT EXPERIENCE VOLATILITY. YOUR INVESTMENT PERFORMANCE WILL DEPEND ON THE PERFORMANCE OF THE COMPONENT PORTFOLIOS REFERENCED ABOVE. YOUR INVESTMENT IN THE PORTFOLIOS WILL FLUCTUATE AND WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN YOUR ORIGINAL INVESTMENT. EACH MODEL ALLOCATION IS NOT A FUND-OF-FUNDS. FOR MORE INFORMATION REGARDING EACH PORTFOLIO THAT COMPRISES THE MODEL ALLOCATIONS, INCLUDING INFORMATION RELATING TO EACH PORTFOLIO'S INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN EACH PORTFOLIO, PLEASE SEE THE "GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE PORTFOLIOS" SECTION OF THIS PROSPECTUS AS WELL AS THE PORTFOLIOS' PROSPECTUSES. THE PORTFOLIOS' PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING.

         WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. Current transfer restrictions are described above. If an investment option is restricted, no transfers into the restricted investment options will be allowed and no purchase payments may be allocated to the restricted investment options after the date of the restriction. Any amounts previously allocated to an investment option that is subsequently restricted will be unaffected by such restrictions. Any amounts previously allocated to Fixed Investment Options may be renewed subject to the terms of the contract.

         We also reserve the right to limit the actual percentages allocated to certain investment options, to require that certain investment options be chosen in conjunction with other investment options, to limit transfers between existing investment options and/or to require periodic rebalancing of existing variable investment accounts to the required percentages.

Termination

        The owner may not terminate the GPP rider. However, GPP will terminate automatically upon the earliest of:

         a)   depletion of the GWB;

         b)   the Maturity Date;

         c) when a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the contract;

         d) depletion of the contract value, unless GPP is in its Settlement Phase; or

         e)   termination of the contract.

GPP Fee

         To compensate us for assuming risks associated with GPP, we charge an annual fee on each Contract Anniversary. The GPP fee is equal to 0.30% of the "Adjusted GWB." The Adjusted GWB is the GWB that was available on the prior Contract Anniversary adjusted for any Step-up or subsequent purchase payments made during the Contract Year prior to the current Contract Anniversary. The GPP fee is withdrawn from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the contract value. The GPP fee will not be deducted during GPP's settlement phase or after the Maturity Date.

         WE RESERVE THE RIGHT TO INCREASE THE GPP FEE ON THE EFFECTIVE DATE OF EACH STEP-UP. IN SUCH A SITUATION, THE GPP FEE WILL NEVER EXCEED 0.75%.

         If a withdrawal is taken on any date other than the Contract Anniversary and such withdrawal (a) causes total withdrawals during that Contract Year to exceed the GWA and (b) reduces the contract value to zero, we will deduct a pro rata share of the GPP fee from the amount otherwise payable. The GPP fee will be determined based on the Adjusted GWB. For purposes of determining the GPP fee, a total withdrawal will be deemed to have been taken on the date the death benefit is determined and once the Maturity Date is reached.

         If the Beneficiary does not take the death benefit as a lump sum under the terms of the contract and GPP continues, for purposes of this "GPP Fee" discussion, the anniversaries of the date the death benefit was determined will be considered to be the Contract Anniversaries.

Examples

         Example 1. Assume a single purchase payment of $100,000, no additional purchase payments are made, withdrawals equal to the GWA are taken in each of the first 20 Contract Years and the owner does not elect to Step-Up the GWB.

                                                                   GWB on
                    Purchase                Withdrawal            Contract
Contract Year       Payments        GWA        Taken     Bonus   Anniversary
----------------------------------------------------------------------------
  At issue          100,000                                        100,000
--------------------------------------------------------------------------
      1                   0        5,000       5,000       0        95,000
--------------------------------------------------------------------------
      2                   0        5,000       5,000       0        90,000
--------------------------------------------------------------------------
      3                   0        5,000       5,000       0        85,000
--------------------------------------------------------------------------
      4                   0        5,000       5,000       0        80,000
--------------------------------------------------------------------------
      5                   0        5,000       5,000       0        75,000
--------------------------------------------------------------------------
     10                   0        5,000       5,000       0        50,000
--------------------------------------------------------------------------
     20                   0        5,000       5,000       0             0
--------------------------------------------------------------------------

         Example 2. Assume an initial purchase payment of $100,000, an additional purchase payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the GWA is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in bonuses in those years) and the owner does not elect to Step-Up the GWB.

                           GWA after                           GWB on
                Purchase   Purchase    Withdrawal             Contract
Contract Year   Payments    Payment       Taken     Bonus   Anniversary
-----------------------------------------------------------------------
  At issue      100,000                                       100,000
---------------------------------------------------------------------
      1               0      5,000           0      5,000     105,000
---------------------------------------------------------------------
      2          10,000      5,750           0      5,500     120,500
---------------------------------------------------------------------
      3               0      6,025       6,025          0     114,475
---------------------------------------------------------------------
      4               0      6,025           0      5,500     119,975
---------------------------------------------------------------------
      5               0      6,025           0      5,500     125,475
---------------------------------------------------------------------

         Example 3. Assume a single purchase payment of $100,000, no additional purchase payments are made, the owner elects to Step-Up the GWB at the end of Contract Year 3, withdrawals equal to the GWA are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the GWA is taken at the end of Contract Year 5 (resulting in a reset).

                                              HYPOTHETICAL
                        GWA                     CONTRACT
                       AFTER                    VALUE ON                GWB ON
CONTRACT   PURCHASE   PURCHASE   WITHDRAWAL     CONTRACT               CONTRACT
  YEAR     PAYMENTS    PAYMENT     TAKEN      ANNIVERSARY    BONUS   ANNIVERSARY
--------------------------------------------------------------------------------
At issue   100,000                                                     100,000
------------------------------------------------------------------------------
   1             0     5,000        5,000       101,700        0        95,000
------------------------------------------------------------------------------

                                              HYPOTHETICAL
                        GWA                     CONTRACT
                       AFTER                    VALUE ON                GWB ON
CONTRACT   PURCHASE   PURCHASE   WITHDRAWAL     CONTRACT               CONTRACT
  YEAR     PAYMENTS    PAYMENT     TAKEN      ANNIVERSARY    BONUS   ANNIVERSARY
--------------------------------------------------------------------------------
   2            0      5,000        5,000       103,534        0        90,000
------------------------------------------------------------------------------
   3            0      5,000        5,000       105,511        0       105,781*
------------------------------------------------------------------------------
   4            0      5,289        5,289        94,629        0       100,492
------------------------------------------------------------------------------
   5            0      5,289       10,000        79,596        0        79,898*
------------------------------------------------------------------------------

* Steps-Up or resets to contract value before the GPPfee is deducted

OPTIONAL ACCELERATED BENEFICIARY PROTECTION DEATH BENEFIT RIDER

         The optional Accelerated Beneficiary Protection Death Benefit rider ("ABP") provides a death benefit, upon the death of any owner prior to the Maturity Date. Under ABP, no death benefit is payable on the death of any annuitant, except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. ABP may not be available through all distribution partners. You may elect ABP at the time the contract is issued, provided:

    a)   ABP is available for sale in the state where the contract is sold;

    b)   the oldest owner has not yet attained age 71; and

    c)   no other optional rider has been selected.

         We reserve the right to accept or reject an owner's selection of ABP at our sole discretion. Without limiting the foregoing, we reserve the right to refuse to issue ABP on multiple contracts involving the same individual(s).

         Once ABP is elected, it is irrevocable. If ABP is elected, the death benefit paid under ABP replaces any death benefit paid under the terms of the contract. ABP has an additional annual fee of 0.50%. (See "ABP Fee" below.) Once ABP is elected, the owner may only be changed to an individual that is the same age or younger than the oldest current owner.

         The addition of ABP to a contract may not always be in your interest since an additional fee is imposed for this benefit. Furthermore, the benefits provided by ABP have age caps and limitations that limit the benefits provided by ABP at certain ages and values. These caps and limitations should be considered when determining the suitability of ABP, especially at older ages or for larger payments.

         The death benefit paid under ABP ("ABP Death Benefit") is determined as of the date on which written notice and proof of death and all required forms are received at the Company's Annuity Service Office in good order. The amount of the ABP Death Benefit is equal to:

The Enhanced Earnings Death Benefit factor plus the greatest of:

    a)   the contract value;

    b)   the Return of Purchase Payments Death Benefit Factor;

    c)   the Annual Step Death Benefit Factor; or

    d)   the Graded Death Benefit Factor.

         WE MAY OFFER OTHER OPTIONAL RIDERS WHOSE BENEFITS AND THE NAMES OF SUCH BENEFITS ARE SIMILAR TO THE ABP DEATH BENEFIT FACTORS REFERENCED ABOVE. IT SHOULD BE NOTED THAT THESE OTHER OPTIONAL RIDERS ARE SEPARATE AND DISTINCT FROM THE ABP DEATH BENEFIT FACTORS REFERENCED ABOVE, THEY CONTAIN SEPARATE OPTIONAL RIDER CHARGES AND THEIR BENEFITS AND LIMITATIONS MAY BE DIFFERENT.

         If there is any Debt, the ABP Death Benefit equals the amount described above less Debt under the contract.

         If the Beneficiary is the deceased owner's spouse, and the ABP Death Benefit is not taken in one sum immediately, the contract and the ABP rider will continue with the surviving spouse as the new owner. Upon the death of the surviving spouse prior to the Maturity Date, a second ABP Death Benefit will be paid and the entire interest in the contract must be distributed to the new Beneficiary in accordance with the provisions of the contract.

         For purposes of calculating the second ABP Death Benefit, payable upon the death of the surviving spouse:

    - The ABP Death Benefit paid upon the first owner's death ("first ABP Death Benefit") is not treated as a purchase payment to the contract.

    - In determining the Enhanced Earnings Death Benefit Factor (see "Enhanced Earnings Death Benefit Factor" below), on the date the first ABP Death Benefit was paid, the Earnings Basis is reset to equal the first ABP Death Benefit. The Earnings Basis will be increased for any purchase payments made and decreased for any Withdrawal Reductions in connection with partial withdrawals taken after the date the first ABP Death Benefit was paid. All purchase payments made and all amounts deducted in connection with partial withdrawals prior to the date the first ABP Death Benefit was paid will not be considered in the determination of the Enhanced Earnings Death Benefit Factor.

    - In determining other elements of the death benefit calculation (described above as (b) the Return of Purchase Payments Death Benefit Factor; (c) the Annual Step Death Benefit Factor; and (d) the Graded Death Benefit Factor), all purchase payments and all withdrawals before and after the date the first ABP Death Benefit was paid will be considered.

         Return of Purchase Payments Death Benefit Factor. For purposes of the ABP Death Benefit, the Return of Purchase Payments Death Benefit Factor is equal to the sum of all purchase payments made less the sum of all Withdrawal Reductions in connection with partial withdrawals. (See "Withdrawal Reductions" below.)

         Enhanced Earnings Death Benefit Factor. For purposes of the ABP Death Benefit, the Enhanced Earnings Death Benefit factor is equal to 50% multiplied by Earnings, as defined under the Enhanced Earnings Death Benefit Factor calculation of the ABP rider. For purposes of the Enhanced Earnings Death Benefit Factor calculation, Earnings is equal to the contract value minus the Earnings Basis. The Earnings Basis is equal to 150% of each purchase payment made less the sum of all Withdrawal Reductions in connection with partial withdrawals. (See example and "Withdrawal Reductions" below.)

         Example. Assume a single purchase payment of $100,000 is made into the contract, no additional purchase payments are made and there are no partial withdrawals. Assume the contract value on the date the ABP Death Benefit is determined is equal to $175,000:

    -    Earnings Basis is equal to 150% of $100,000 or $150,000.

    - Earnings is equal to $175,000 minus $150,000 or $25,000. NOTE THAT FOR PURPOSES OF ABP, EARNINGS ARE ALWAYS LESS THAN THE EXCESS OF ACCOUNT VALUE OVER PAYMENTS. IN THIS EXAMPLE, THEY ARE LESS THAN $75,000 (OR $175,000 MINUS $100,000).

    - Enhanced Earnings Death Benefit Factor is equal to 50% of $25,000 or $12,500.

The Maximum Enhanced Earnings Death Benefit Factor is equal to 100% of the Earnings Basis.

Annual Step Death Benefit Factor. For purposes of the ABP Death Benefit, the Annual Step Death Benefit Factor is equal to the greatest Anniversary Value since the effective date of the ABP rider but prior to the oldest owner's attained age 81. The Anniversary Value is equal to the contract value on a Contract Anniversary increased by all purchase payments made, less Withdrawal Reductions in connection with partial withdrawals since that Contract Anniversary. (See "Withdrawal Reductions" below.)

Graded Death Benefit Factor. For purposes of the ABP Death Benefit, the Graded Death Benefit Factor is equal to (1) minus (2) where

    1) is equal to the sum of each purchase payment multiplied by the applicable Payment Multiplier obtained from the table below:

  Number of COMPLETE Years
Payment has been in Contract                   Payment Multiplier*
             0                                         100%
             1                                         110%
             2                                         120%
             3                                         130%
             4                                         140%
             5+                                        150%

*If a purchase payment is received on or after the oldest owner's attained age 71, the Payment Multiplier equals 100% in all years. THUS, FOR PURCHASE PAYMENTS MADE ON OR AFTER THE OLDEST OWNER REACHES ATTAINED AGE 71, THE BENEFIT PROVIDED BY THE GRADED DEATH BENEFIT FACTOR IS EQUAL TO THE BENEFIT PROVIDED BY THE RETURN OF PURCHASE PAYMENTS DEATH BENEFIT FACTOR.

    2) is equal to the sum of Withdrawal Reductions in connection with partial withdrawals taken. Withdrawal Reductions are recalculated each time the Graded Death Benefit Factor is recalculated, based on purchase payment and withdrawal history.

         The Graded Death Benefit Factor will never be greater than purchase payments less the sum of all Withdrawal Reductions in connection with partial withdrawals taken plus $250,000.

         Withdrawal Reductions. If total partial withdrawals taken during a contract year are less than or equal to 5% of total purchase payments (the "Annual Withdrawal Limit"), then the Withdrawal Reductions reduce the appropriate value by the dollar amount of each partial withdrawal. Otherwise, Withdrawal Reductions reduce the appropriate value by the percentage reduction in the contract value attributed to the amount of each partial withdrawal.

         The guaranteed death benefits provided by ABP are adjusted at the point of each partial withdrawal but may be recalculated if subsequent partial withdrawals are taken within the same Contract Year. For example, if a withdrawal causes total partial withdrawals taken during that Contract Year to exceed 5% the Annual Withdrawal Limit, then all previous Withdrawal Reductions in that Contract Year will be recalculated and will reduce the appropriate value proportionately. If a subsequent purchase payment is made, then the Annual Withdrawal Limit will increase potentially resulting in a recalculation of previous Withdrawal Reductions within the same Contract Year.

         Example. Illustrated below is an example of the ABP Death Benefit based on hypothetical contract values. Assume a single purchase payment of $100,000 is made into the contract, no additional purchase payments are made and there are no partial withdrawals.

 Death Occurs                                          Annual Step       Enhanced
within Contract                       Graded Death    Death Benefit   Earnings Death   ABP Death
     Year           Contract Value   Benefit Factor      Factor       Benefit Factor    Benefit
------------------------------------------------------------------------------------------------
      2                 98,750          110,000          100,000              0         110,000
-----------------------------------------------------------------------------------------------
      4                100,970          130,000          100,970              0         130,000
-----------------------------------------------------------------------------------------------
      6                140,600          150,000          140,600              0         150,000
-----------------------------------------------------------------------------------------------
     10                174,700          150,000          174,700         12,350         187,050
-----------------------------------------------------------------------------------------------
     14                140,100          150,000          174,700              0         174,700
-----------------------------------------------------------------------------------------------

Investment Options

         At the current time, there are no additional investment option restrictions imposed when the ABP rider is chosen.

         WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. WE WILL NOTIFY THE OWNER IN WRITING AT LEAST 30 DAYS PRIOR TO RESTRICTING AN INVESTMENT OPTION. If an investment option is restricted, no transfers into the restricted investment options will be allowed and no new purchase payments may be allocated to the restricted investment options after the date of the restriction. Any amounts previously allocated to an investment option that is subsequently restricted will be unaffected by such restriction. Any amount previously allocated to Fixed investment options may be renewed subject to terms of the contract.

Termination of ABP Rider

         The owner may not terminate the ABP rider. However, ABP will terminate automatically upon the earliest of:

    a)   the date the contract terminates;

    b)   the Maturity Date; or

    c) the later of the date on which the ABP Death Benefit is paid, or the date on which the second ABP Death Benefit is paid, if the contract and ABP rider are continued by the surviving spouse after the death of the original owner.

ABP Fee

         Prior to termination of the ABP rider, on each Contract Anniversary, the ABP fee is calculated by multiplying 0.50% by the ABP Death Benefit payable had death occurred on that Contract Anniversary. On each Contract Anniversary, the ABP fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.

         If there is a full withdrawal on any date other than a Contract Anniversary, we will deduct a pro rata portion of the ABP fee from the amount paid upon withdrawal. The ABP fee will be determined based on the ABP Death Benefit that would have been payable had death occurred immediately prior to the full withdrawal. For purposes of determining the ABP fee, the commencement of annuity payments shall be treated as a total withdrawal.

                                      * * *

DESCRIPTION OF THE CONTRACT

Pay-out Period Provisions

Effective August 18, 2003, fixed period certain only annuity options with a period certain of five through nine (5-9) years will no longer be available.

         Determination of Amount of the First Variable Annuity Payment The third sentence of the first paragraph is hereby deleted.

DESCRIPTION OF THE CONTRACT

Fixed Account Investment Options

         Fixed Annuity Options
         The following text replaces this section:

         Subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING ACCUMULATION PERIOD" above), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "ANNUITY OPTIONS" above).

         The amount of each fixed annuity payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate table in the contract. If the table we are then using is more favorable to you, we will substitute that table. If you choose an annuity option that is not guaranteed in the contract, we will use the appropriate table that we are currently offering. We guarantee the dollar amount of fixed annuity payments.

                        SUPPLEMENT DATED DECEMBER 8, 2003

Wealthmark ML3 Supp. 12/08/03